Intangible Assets Including Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset balances by major asset class
The following table presents the company’s intangible asset balances by major asset class.

($ in millions)
At December 31, 2023:	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount (1)
Intangible asset class
Capitalized software	$1,636	$(762)	$874
Client relationships	9,053	(3,500)	5,553
Completed technology	5,713	(2,510)	3,203
Patents/trademarks	1,821	(436)	1,385
Other (2)	41	(20)	22
Total	$18,265	$(7,229)	$11,036

($ in millions)
At December 31, 2022:	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount (1)
Intangible asset class
Capitalized software	$1,650	$(705)	$945
Client relationships	8,559	(2,951)	5,608
Completed technology	5,220	(2,045)	3,175
Patents/trademarks	2,140	(688)	1,452
Other (2)	19	(15)	4
Total	$17,588	$(6,404)	$11,184
(1)    Amounts as of December 31, 2023 and December 31, 2022 include an increase in net intangible asset balance of $50 million and a decrease in net intangible asset balance of $198 million, respectively, due to foreign currency translation.
(2)    Other intangibles are primarily acquired proprietary and nonproprietary data, business processes, methodologies and systems.

Intangible assets, future amortization expense
The future amortization expense relating to intangible assets currently recorded in the Consolidated Balance Sheet is estimated to be the following at December 31, 2023:

($ in millions)	Capitalized Software	Acquired Intangibles	Total
2024	$514	$1,743	$2,257
2025	260	1,713	1,973
2026	100	1,690	1,790
2027	—	1,671	1,671
2028	—	1,368	1,368
Thereafter	—	1,979	1,979

Changes in goodwill balances by reportable segment
The changes in the goodwill balances by reportable segment for the years ended December 31, 2023 and 2022 are as follows:

($ in millions)
Segment	Balance at January 1, 2023	Goodwill Additions	Purchase Price Adjustments	Divestitures	Foreign Currency Translation and Other Adjustments (1)	Balance at December 31, 2023
Software	$43,657	$3,538	$(17)	$—	$214	$47,392
Consulting	7,928	403	2	—	69	8,403
Infrastructure	4,363	12	—	—	8	4,384
Other	—	—	—	—	—	—
Total	$55,949	$3,953	$(15)	$—	$291	$60,178

($ in millions)
Segment	Balance at January 1, 2022	Goodwill Additions	Purchase Price Adjustments	Divestitures	Foreign Currency Translation and Other Adjustments (1)	Balance at December 31, 2022
Software	$43,966	$568	$(118)	$—	$(760)	$43,657
Consulting	6,797	1,366	(42)	—	(192)	7,928
Infrastructure	4,396	—	—	(1)	(32)	4,363
Other (2)	484	—	—	(484)	—	—
Total	$55,643	$1,934	$(159)	$(485)	$(984)	$55,949
(1)    Primarily driven by foreign currency translation.
(2)    The company derecognized goodwill related to the divestiture of its healthcare software assets in the second quarter of 2022.